Revenue	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue

11	Revenue

Revenue by type of services

The summary of the Company’s total revenues by type of services for the years ended December 31, 2023, 2024 and 2025 was as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Professional service revenue	76,826	175,510	25,598	19,907
Subscription revenue	4,284	21,712	23,556	18,320
Sales of goods	47,421	37,990	33,878	26,347
Consignment sales	-	1,802	-	-
Total	128,531	237,014	83,032	64,574

11	Revenue (continued)

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the years ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Point in time	47,421	39,792	33,878	26,347
Overtime	81,110	197,222	49,154	38,227
Total	128,531	237,014	83,032	64,574